UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         February 01, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $322,065
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                          TITLE
                                            OF                    VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP      (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE             COM     459200101      13,849    72,300     SH       SOLE                 72,300
BERKSHIRE HATHAWAY                         COM     084670108      13,540     101       SH       SOLE                  101
PEPSICO INCORPORATED                       COM     713448108      12,176   177,930     SH       SOLE                177,930
ROYAL DUTCH SHELL PLC - ADR A              ADR     780259206      12,058   174,880     SH       SOLE                174,880
UNION PACIFIC CORPORATION                  COM     907818108      10,472    83,300     SH       SOLE                 83,300
PHILIP MORRIS INTERNATIONAL                COM     718172109      9,564    114,350     SH       SOLE                114,350
PROCTER & GAMBLE CO                        COM     742718109      9,511    140,090     SH       SOLE                140,090
ORACLE CORP                                COM     68389X105      9,509    285,380     SH       SOLE                285,380
3M COMPANY                                 COM     88579Y101      9,385    101,080     SH       SOLE                101,080
EXXON MOBIL CORPORATION                    COM     30231G102      9,317    107,652     SH       SOLE                107,652
WAL-MART STORES                            COM     931142103      8,805    129,042     SH       SOLE                129,042
SCHLUMBERGER LTD                           COM     806857108      8,604    124,160     SH       SOLE                124,160
VISA INC/A                                 COM     92826C839      8,490     56,010     SH       SOLE                 56,010
CATERPILLAR TRACTOR CO                     COM     149123101      8,450     94,300     SH       SOLE                 94,300
JM SMUCKER CO                              COM     832696405      8,376     97,120     SH       SOLE                 97,120
BHP BILLITON LTD - SPON ADR                ADR     088606108      7,923    101,030     SH       SOLE                101,030
GENERAL ELECTRIC COMPANY                   COM     369604103      7,420    353,490     SH       SOLE                353,490
EMERSON ELECTRIC CO                        COM     291011104      7,254    136,970     SH       SOLE                136,970
ILLINOIS TOOL WORKS                        COM     452308109      7,049    115,920     SH       SOLE                115,920
PFIZER INC                                 COM     717081103      6,759    269,500     SH       SOLE                269,500
ABBOTT LABS                                COM     002824100      6,688    102,100     SH       SOLE                102,100
COVIDIEN LTD                               COM     G2554F113      6,631    114,850     SH       SOLE                114,850
LOWE'S CORP                                COM     548661107      6,497    182,900     SH       SOLE                182,900
PRAXAIR INC                                COM     74005P104      6,363     58,140     SH       SOLE                 58,140
VERISK ANALYTICS INC - CLASS A             COM     92345Y106      6,004    117,800     SH       SOLE                117,800
AMETEK INC                                 COM     031100100      5,661    150,685     SH       SOLE                150,685
HSBC HOLDINGS PLC-SPONS ADR                ADR     404280406      5,576    105,060     SH       SOLE                105,060
MERCK & CO.                                COM     58933Y105      5,504    134,440     SH       SOLE                134,440
MEAD JOHNSON NUTRITION CO                  COM     582839106      5,412     82,130     SH       SOLE                 82,130
INTEL CORP                                 COM     458140100      5,230    253,650     SH       SOLE                253,650
ENSCO PLC-CL A                             COM     G3157S106      4,985     84,100     SH       SOLE                 84,100
EXPRESS SCRIPTS HOLDING CO                 COM     30219G108      4,896     90,662     SH       SOLE                 90,662
AMERICAN EXPRESS COMPANY                   COM     025816109      4,842     84,240     SH       SOLE                 84,240
ENBRIDGE INC.                              COM     29250N105      4,727    109,120     SH       SOLE                109,120
FLOWSERVE CORP                             COM     34354P105      4,676     31,850     SH       SOLE                 31,850
FRANKLIN RESOURCES                         COM     354613101      4,635     36,870     SH       SOLE                 36,870
CISCO SYSTEMS INC                          COM     17275R102      4,610    234,600     SH       SOLE                234,600
TARGET CORP                                COM     87612E106      4,524     76,450     SH       SOLE                 76,450
ECOLAB INC                                 COM     278865100      4,473     62,214     SH       SOLE                 62,214
YUM BRANDS INC                             COM     988498101      4,384     66,020     SH       SOLE                 66,020
CME GROUP INC                              COM     12572Q105      4,261     84,100     SH       SOLE                 84,100
KOHL'S CORP                                COM     500255104      3,653     85,000     SH       SOLE                 85,000
BP P.L.C.                                  ADR     055622104      3,302     79,300     SH       SOLE                 79,300
SPECTRA ENERGY CORP                        COM     847560109      2,988    109,120     SH       SOLE                109,120
HOSPIRA INC                                COM     441060100      2,771     88,700     SH       SOLE                 88,700
ITC HOLDINGS CORP                          COM     465685105      2,770     36,010     SH       SOLE                 36,010
AVON PRODUCTS                              COM     054303102      2,243    156,180     SH       SOLE                156,180
HEWLETT-PACKARD CO.                        COM     428236103      2,222    155,910     SH       SOLE                155,910
TEVA PHARMACEUTICAL INDUSTRIES LTD         ADR     881624209      1,647     44,100     SH       SOLE                 44,100
ALERE INC                                  COM     01449J105       905      48,900     SH       SOLE                 48,900
BERKSHIRE HATHAWAY INC-CL B                COM     084670702       477      5,320      SH       SOLE                 5,320


GRAND TOTALS                                                     322,065   5,805,126


